Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments of the Company’s operating leases with a term over one year subsequent to March 31, 2018 are as follows:

Year ending December 31,	Amount
2018	$197,700
2019	40,400

Net Minimum Lease Payments	$238,100

Future minimum lease payments of the Company’s operating leases with a term over one year subsequent to December 31, 2017 are as follows:

Year ending December 31,	Amount
2018	$265,050
2019	60,600
2020	-
Net Minimum Lease Payments	$325,650